Document and Entity Information	Dec. 11, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 11, 2017
Registrant Name	CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS
Central Index Key	0001474365
Amendment Flag	false
Document Creation Date	Dec. 11, 2017
Document Effective Date	Dec. 11, 2017
Prospectus Date	Jan. 01, 2017
Capital Group California Core Municipal Fund SM | Share class
Prospectus:
Trading Symbol	CCCMX
Capital Group California Short-Term Municipal Fund SM | Share class
Prospectus:
Trading Symbol	CCSTX
Capital Group Core Bond Fund SM | Share class
Prospectus:
Trading Symbol	CCBPX
Capital Group Core Municipal Fund SM | Share class
Prospectus:
Trading Symbol	CCMPX
Capital Group Global Equity Fund SM | Share class
Prospectus:
Trading Symbol	CGLOX
Capital Group International Equity Fund SM | Share class
Prospectus:
Trading Symbol	CNUSX
Capital Group Short-Term Municipal Fund SM | Share class
Prospectus:
Trading Symbol	CSTMX
Capital Group U.S. Equity Fund SM | Share class
Prospectus:
Trading Symbol	CUSEX